Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Compass Digital Acquisition Corp [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,991,929)	$ (3,545,486)
Adjustments to reconcile net loss to net cash used by operating activities:
Interest earned on cash held in Trust Account	(344,811)	(1,928,109)
Change in fair value of derivative Warrant liabilities	119,121	(469,341)
Non-redemption expense	1,997,165	4,028,008
Changes in assets and liabilities:
Prepaid expenses	24,898	10,741
Due from Sponsor	(157,036)
Account payable	231,382	(310,655)
Accrued expenses	273,590	333,516
Net cash used by operating activities	(847,620)	(1,881,326)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash withdrawn from Trust Account in connection with redemption	26,688,615	29,638,365
Net cash provided/(used) by investing activities	26,688,615	29,638,365
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Polar Capital Investment payable-related party	250,000	750,000
Proceeds of Working Capital Loans	570,872	1,115,000
Redemption of Ordinary Shares	(26,688,615)	(29,638,365)
Net cash provided by financing activities	(25,867,743)	(27,773,365)
DECREASE IN CASH AND CASH EQUIVALENTS	(26,748)	(16,326)
Cash, beginning of year	27,720	44,046
Cash, end of year	972	27,720
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Allocation of Polar Capital Investment payable proceeds to equity instrument	215,753	613,640
Key Mining Corp [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(2,397,394)	(4,397,779)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation	91,719	93,298
Stock based compensation	50,000
Loss on disposal of mineral interest	386,643	1,113,357
Bad debt		10,664
Unrealized foreign exchange loss (gain)	(6,845)	4,426
Changes in assets and liabilities:
Vat tax credits	(78,498)	(68,941)
Contingent receivable		11,936
Prepaid expense and deposits	41,983	30,661
Accounts payable and accrued liabilities	237,035	407,653
Net cash used by operating activities	(1,675,357)	(2,794,725)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment		(9,484)
Redemption of certificate of deposit		1,000,000
Net cash provided/(used) by investing activities		990,516
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock and warrants, net of issuance costs	1,157,160	1,652,188
Proceeds from sale of common stock units to be issued		54,810
Proceeds from note payable-related party	17,500
Net cash provided by financing activities	1,174,660	1,706,998
EFFECT OF FOREIGN EXCHANGE ON CASH AND CASH EQUIVALENTS	6,845	(4,426)
DECREASE IN CASH AND CASH EQUIVALENTS	(493,852)	(101,637)
Cash, beginning of year	650,969	752,606
Cash, end of year	157,117	650,969
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid
Income taxes paid
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued for officers’ and directors’ fees		52,500
Warrants issued for placement agent fees	122,789
Common stock to be issued for mineral interests (Note 4)	$ 300,000